Fair Value (Details 2) (Fair Value Measurements Nonrecurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Impaired loans [Member] | Commercial: Real Estate [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	$ 568	$ 833
Impaired loans [Member] | Commercial: Land [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	2,030	2,000
Impaired loans [Member] | Commercial Mortgage [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	567	697
Other real estate owned, net [Member] | Commercial: Real Estate [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	646	102
Other real estate owned, net [Member] | Commercial: Land [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	261	385
Other real estate owned, net [Member] | Commercial Mortgage [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	91	133
Mortgage servicing rights [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	190	273
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired loans [Member] | Commercial: Real Estate [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired loans [Member] | Commercial: Land [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired loans [Member] | Commercial Mortgage [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other real estate owned, net [Member] | Commercial: Real Estate [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other real estate owned, net [Member] | Commercial: Land [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other real estate owned, net [Member] | Commercial Mortgage [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Mortgage servicing rights [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	0	0
Significant Other Observable Inputs (Level 2) [Member] | Impaired loans [Member] | Commercial: Real Estate [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	0	0
Significant Other Observable Inputs (Level 2) [Member] | Impaired loans [Member] | Commercial: Land [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	0	0
Significant Other Observable Inputs (Level 2) [Member] | Impaired loans [Member] | Commercial Mortgage [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	0	0
Significant Other Observable Inputs (Level 2) [Member] | Other real estate owned, net [Member] | Commercial: Real Estate [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	0	0
Significant Other Observable Inputs (Level 2) [Member] | Other real estate owned, net [Member] | Commercial: Land [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	0	0
Significant Other Observable Inputs (Level 2) [Member] | Other real estate owned, net [Member] | Commercial Mortgage [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	0	0
Significant Other Observable Inputs (Level 2) [Member] | Mortgage servicing rights [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	190	273
Significant Unobservable Inputs (Level 3) [Member] | Impaired loans [Member] | Commercial: Real Estate [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	568	833
Significant Unobservable Inputs (Level 3) [Member] | Impaired loans [Member] | Commercial: Land [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	2,030	2,000
Significant Unobservable Inputs (Level 3) [Member] | Impaired loans [Member] | Commercial Mortgage [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	567	697
Significant Unobservable Inputs (Level 3) [Member] | Other real estate owned, net [Member] | Commercial: Real Estate [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	646	102
Significant Unobservable Inputs (Level 3) [Member] | Other real estate owned, net [Member] | Commercial: Land [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	261	385
Significant Unobservable Inputs (Level 3) [Member] | Other real estate owned, net [Member] | Commercial Mortgage [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	91	133
Significant Unobservable Inputs (Level 3) [Member] | Mortgage servicing rights [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	$ 0	$ 0